Unaudited Condensed Balance Sheets (Parentheticals)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Preferred shares, par value (in New Shekels per share and Dollars per share) | ₪ / shares			₪ 0.01		₪ 0.01
Preferred shares, shares authorized		320,978		304,978
Preferred shares, shares issued		279,723		279,723
Preferred shares, shares outstanding		279,723		279,723
Moringa Acquisition Corp
Preferred shares, par value (in New Shekels per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	0.0001		0.0001
Preferred shares, shares authorized	5,000,000	5,000,000		5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in New Shekels per share and Dollars per share) | ₪ / shares			0.01		0.01
Ordinary shares, shares authorized		74,220		74,220
Ordinary shares, shares issued		65,814		65,814
Ordinary shares, shares outstanding		65,814		65,814
Class A Ordinary Shares | Moringa Acquisition Corp
Ordinary shares, par value (in New Shekels per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	0.0001		0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	480,000	480,000		100,000
Ordinary shares, shares outstanding	480,000	480,000		100,000
Ordinary shares subject to possible redemption, shares	11,500,000	11,500,000		11,500,000
Ordinary shares subject to possible redemption, redemption value (in Dollars) | $	$ 10.02	$ 10		$ 10
Ordinary Shares
Ordinary shares, par value (in New Shekels per share and Dollars per share) | ₪ / shares			0.01		0.01
Ordinary shares, shares authorized		604,780		620,780
Ordinary shares, shares issued		119,977		119,977
Ordinary shares, shares outstanding		119,977		119,977
Class B Ordinary Shares | Moringa Acquisition Corp
Ordinary shares, par value (in New Shekels per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	₪ 0.0001		₪ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000		50,000,000
Ordinary shares, shares issued	2,875,000	2,875,000		2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000		2,875,000